PREPAYMENTS AND OTHER CURRENT ASSETS (Schedule of prepayments and other current assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 5,999	$ 5,845
Advance to employees	603	903
Receivable from a broker for exercise of employee stock options	65	808
Rental deposits and others	2,325	4,876
Interest Receivable	3,801	2,902
Rent paid to original lessors for sublease services	346	5,590
Properties held for sale	9,906	5,429
Others	4,950	6,351
Prepayments and other current assets	$ 27,995	$ 32,704